Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	Debt
On February 3, 2021, the Company received loan proceeds in the amount of $447,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act (“PPP Funds”). The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight to twenty-four week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), and other allowed expenses. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for 16-months, accrue interest at a fixed annual rate of 1.0% and matures in five years from issuance. There is no prepayment penalty on the CARES Act Loan.
On August 10, 2021, the Company submitted the PPP Loan forgiveness application, which is pending approval by the Lender. In accordance with the terms and conditions of the Flexibility Act, the Lender has 60 days from receipt of the completed application to issue a decision to the Small Business Administration (“SBA”). If the Lender determines that the borrower is entitled to forgiveness of some or all of the amount applied for under the statue and applicable regulations, the Lender must request payment from the SBA at the time the Lender issues its decision to the SBA. The SBA will, subject to any SBA review of the loan or loan application, remit the appropriate forgiveness amount to the Lender, plus any interest accrued through the date of payment, not later than 90 days after the Lender issues its decision to the SBA. Although the Company believes it is probable that the PPP Loan will be forgiven, the Company cannot currently provide any objective assurance that it will obtain forgiveness in whole or in part.
On August 27, 2020, the Company entered into a settlement agreement with O’Melveny & Myers LLP (“OMM”) pursuant to which the Company issued to OMM a secured promissory note (the “OMM Note”) in the aggregate principal amount of $1.1 million in satisfaction of certain accounts payable owed to OMM. The OMM Note bore interest at 1.68%. On April 2, 2021, the Company and OMM entered into a Fee Agreement stating the OMM Note maturity date was extended to June 2021, and the Company incurred an extension fee in the amount of $118,000. In June 2021, the OMM Note was paid in full and at June 30, 2021, the OMM Note had no outstanding balance.
On July 28, 2020, the Company entered into a Securities Purchase Agreement with Oasis Capital, LLC (“Oasis”), a related party of the Company, pursuant to which the Company received $500,000 and issued to Oasis (i) an 8.0% original issue discount promissory note payable with aggregate principal amount of $615,000 (“Oasis Promissory Note”), and (ii) 90,000 common shares of the Company at $3.37 per share. Torrington Financial Services Ltd earned a fee of $40,000 for facilitating the transaction. The Oasis Promissory Note was due on January 28, 2021. On March 10, 2021, the Company and Oasis entered into an Exchange Agreement under which Oasis surrendered the Oasis Promissory Note dated July 28, 2020 in exchange for a new Convertible Promissory Note issued to Oasis with (i) a principal amount of $796,159, (ii) interest rate of 8.0% per annum, (iii) a 12 month maturity date, and (iv) convertible into common shares of the Company. During the six months ended June 30, 2021, the Company incurred a $241,000 penalty fee for the defaults on the original Oasis Promissory Note which is included in related party interest expense. During the six months ended June 30, 2021, the Company issued 468,225 common shares in satisfaction of payment in full for the Convertible Promissory Note. At June 30, 2021 there was no outstanding balance on the Oasis Convertible Promissory Note.
On April 9, 2020, the Company received PPP Funds in the amount of $667,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP funds during the eight week period after receipt thereof, and (b) the PPP funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. In June 2021, the April 9, 2020 PPP Funds were forgiven by the lender and the Company recorded a gain on forgiveness of liabilities which is included in other income (expense), net. At June 30, 2021 there was no outstanding balance on the April 9, 2020 PPP Funds.
Convertible Debt and Warrants
On February 13, 2020, the Company entered into a business advisory agreement with Torrington Financial Services Ltd (“Torrington”), a financial adviser to the Company. As a result of the below March 23, 2020 transaction, Torrington and its entity under common control, Lallande Poydras Investment Partnership (“Lallande”), both participated in the below offering and were classified as a related party of the Company. At June 30, 2021, Torrington is no longer classified as a related party of the Company.
On March 23, 2020, the Company entered into subscription agreements by and among the Company and the investors party thereto, including Torrington and Lallande, for the purchase and sale of 725 units (collectively, the “Units” and individually, a “Unit”) for aggregate gross proceeds of $725,000 with each Unit consisting of (a) a 6.0% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share. The warrant includes a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). All values were assigned to the debts and no value was assigned to the equity component. Torrington and Lallande participated in the offering and in the aggregate purchased 200 units, as well as for compensation for Torrington’s services, the Company issued to Torrington convertible debentures equal to $58,000 and convertible into 89,320 common shares and a warrant for the purchase of 89,320 shares, with other terms substantially the same as the investors. The Company received cash proceeds of $575,000 from the offering, and a participant of the offering paid on the Company’s behalf $150,000 directly to a business advisor for a prepayment of future services to the Company. The Company used the remaining proceeds from the offering for general corporate and working capital purposes. At June 30, 2021 and December 2020, the Company had no outstanding convertible debt related to the March 23, 2020 subscription agreement.
Line of credit
The Company has a line of credit agreement with a bank with a maximum borrowing limit, effective July 2, 2019, of $500,000. Borrowings under this agreement bear interest at a rate of 6.5% per annum. The line of credit expires on August 31, 2021. Borrowings under the line of credit are secured by the inventory and accounts receivable balances of the Company. At June 30, 2021, the outstanding balance was $26,000.
The line of credit agreement also contains customary insurance requirements, limits on cross collateralization and events of default, including, among other things, failure to make payments, insolvency or bankruptcy, business termination, merger or consolidation or acquisition without written consent, a material impairment in the perfection or priority of the Lender’s lien in the collateral or in the value of such collateral, or material adverse change to the business that would impair the loan.